UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21478

Name of Registrant:	Vanguard CMT Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: August 31

Date of reporting period: September 1, 2022—February 28, 2023

Item 1: Reports to Shareholders

Semiannual Report   |   February 28, 2023
Vanguard CMT Funds
Vanguard Market Liquidity Fund
Vanguard Municipal Cash Management Fund

Contents
About Your Fund’s Expenses	1
Market Liquidity Fund	3
Municipal Cash Management Fund	15

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended February 28, 2023
	Beginning Account Value 8/31/2022	Ending Account Value 2/28/2023	Expenses Paid During Period
Based on Actual Fund Return
Market Liquidity Fund	$1,000.00	$1,018.80	$0.03
Municipal Cash Management Fund	1,000.00	1,011.30	0.05
Based on hypothetical 5% yearly return
Market Liquidity Fund	$1,000.00	$1,024.77	$0.03
Municipal Cash Management Fund	1,000.00	1,024.75	0.05
The calculations are based on expenses incurred in the most recent six-month period. The funds' annualized six-month expense ratio for that period are 0.005% for Market Liquidity Fund, and 0.01% for Municipal Cash Management Fund. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

Market Liquidity Fund
Distribution by Effective Maturity (% of investments)
As of February 28, 2023
1 - 7 Days	60.6%
8 - 30 Days	19.3
31 - 60 Days	15.7
61 - 90 Days	3.6
91 - 180 Days	0.8

Market Liquidity Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2023
The fund publishes its holdings on a monthly basis on Vanguard’s website and files them with the Securities and Exchange Commission (SEC) on Form N-MFP. The fund’s Form N-MFP filings may be viewed via a link on the “Portfolio Holdings” page at www.vanguard.com or on the SEC’s website at www.sec.gov.
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (32.2%)
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.120%	4.670%	3/1/23	48,010	48,050
	Federal Home Loan Banks Discount Notes	4.512%–4.543%	3/1/23	264,200	264,167
	Federal Home Loan Banks Discount Notes	4.440%	3/3/23	40,400	40,390
	Federal Home Loan Banks Discount Notes	4.426%–4.474%	3/8/23	770,418	769,738
	Federal Home Loan Banks Discount Notes	4.466%–4.482%	3/10/23	562,865	562,226
	Federal Home Loan Banks Discount Notes	4.498%–4.514%	3/15/23	1,456,000	1,453,417
	Federal Home Loan Banks Discount Notes	4.626%	3/20/23	250,000	249,397
	Federal Home Loan Banks Discount Notes	4.534%	3/22/23	750,000	747,996
	Federal Home Loan Banks Discount Notes	4.554%	3/24/23	129,000	128,622
	Federal Home Loan Banks Discount Notes	4.574%–4.643%	3/29/23	1,250,000	1,245,516
	Federal Home Loan Banks Discount Notes	4.542%	3/31/23	413,615	412,022
	Federal Home Loan Banks Discount Notes	4.711%	4/3/23	350,000	348,514
	Federal Home Loan Banks Discount Notes	4.717%	4/4/23	350,000	348,469
	Federal Home Loan Banks Discount Notes	4.595%	4/5/23	350,000	348,420
	Federal Home Loan Banks Discount Notes	4.685%–4.741%	4/10/23	64,500	64,166
	Federal Home Loan Banks Discount Notes	3.758%–4.678%	4/12/23	593,000	589,767
	Federal Home Loan Banks Discount Notes	4.635%–4.708%	4/14/23	937,100	931,736
	Federal Home Loan Banks Discount Notes	3.843%	4/17/23	150,000	149,081
	Federal Home Loan Banks Discount Notes	4.260%–4.762%	4/18/23	1,123,820	1,116,787
	Federal Home Loan Banks Discount Notes	4.667%–4.686%	4/19/23	849,000	843,564
	Federal Home Loan Banks Discount Notes	4.134%	4/21/23	750,000	745,002
	Federal Home Loan Banks Discount Notes	4.168%	4/24/23	600,000	595,748
	Federal Home Loan Banks Discount Notes	4.713%	4/28/23	338,000	335,422
	Federal Home Loan Banks Discount Notes	4.502%	5/1/23	500,000	495,980
	Federal Home Loan Banks Discount Notes	4.734%–4.786%	5/3/23	361,154	358,148
	Federal Home Loan Banks Discount Notes	4.602%	5/4/23	480,000	475,942
	Federal Home Loan Banks Discount Notes	4.561%	5/8/23	500,000	495,499
	Federal Home Loan Banks Discount Notes	4.806%	5/19/23	281,979	279,005
	Federal Home Loan Banks Discount Notes	4.877%	5/31/23	62,500	61,736
	United States Treasury Bill	4.252%	3/2/23	1,000,000	999,878
	United States Treasury Bill	3.876%	3/7/23	1,000,000	999,266
	United States Treasury Bill	4.142%	3/9/23	1,000,000	999,000
	United States Treasury Bill	3.902%–4.185%	3/14/23	2,018,000	2,014,721
	United States Treasury Bill	3.893%	3/21/23	2,000,000	1,995,017
	United States Treasury Bill	3.898%	3/28/23	1,000,000	996,610
	United States Treasury Bill	4.222%	4/4/23	500,000	497,861
	United States Treasury Bill	4.312%	4/11/23	1,000,000	994,772
	United States Treasury Bill	4.126%	4/13/23	159,118	158,266
	United States Treasury Bill	4.360%	4/18/23	500,000	496,930
	United States Treasury Bill	4.369%	4/25/23	1,250,000	1,241,129
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield - 0.075%	4.733%	3/1/23	131,924	131,814

Market Liquidity Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.034%	4.842%	3/1/23	1,250,000	1,250,054
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.037%	4.845%	3/1/23	400,000	400,254
Total U.S. Government and Agency Obligations (Cost $27,680,965)					27,680,099
Certificates of Deposit (5.9%)
	Bank of Montreal	4.600%	3/6/23	500,000	500,000
	Canadian Imperial Bank of Commerce	4.560%	3/7/23	111,000	110,998
	Credit Agricole Corporate and Investment Bank SA	4.560%	3/3/23	389,000	389,001
	Credit Agricole Corporate and Investment Bank SA	4.750%	4/19/23	250,000	250,000
	Credit Agricole Corporate and Investment Bank SA	4.910%	5/26/23	100,000	99,997
	Credit Agricole Corporate and Investment Bank SA	4.940%–4.950%	6/2/23	250,000	249,999
	KBC Bank NV	4.560%	3/1/23	400,000	400,000
	Landesbank Hessen-Thuringen	4.580%	3/1/23	400,000	400,001
	Landesbank Hessen-Thuringen	4.580%	3/2/23	300,000	300,001
	Landesbank Baden Wuerttemberg	4.580%	3/1/23	437,000	437,001
	Landesbank Baden-Wuerttemberg	4.610%	3/6/23	428,000	428,003
	Landesbank Baden-Wuerttemberg	4.620%	3/17/23	680,000	680,009
	Landesbank Hessen-Thueringen Girozentrale	4.580%	3/6/23	500,000	500,002
	Landesbank Hessen-Thueringen Girozentrale	4.580%	3/16/23	300,000	300,000
Total Certificates of Deposit (Cost $5,045,000)					5,045,012
Commercial Paper (11.3%)
[3]	ABN AMRO Funding USA LLC	4.729%	3/8/23	50,000	49,948
[3]	ABN AMRO Funding USA LLC	4.598%–4.740%	3/20/23	275,000	274,278
[3]	ABN AMRO Funding USA LLC	4.978%	5/22/23	100,000	98,863
[3]	Australia & New Zealand Banking Group Ltd.	4.797%	4/20/23	144,750	143,791
[3]	Barclays Bank UK plc	4.642%	3/1/23	328,000	327,958
[3]	Barclays Bank UK plc	4.646%	3/2/23	400,000	399,897
[3]	Barclays Bank UK plc	4.646%	3/3/23	150,000	149,942
[3]	Barclays Bank UK plc	4.646%	3/6/23	225,000	224,826
[3]	Barclays Bank UK plc	4.646%	3/7/23	500,000	499,548
	Bayerische Landesbank NY	4.648%–4.675%	3/1/23	329,000	328,958
	Bayerische Landesbank NY	4.716%	3/7/23	250,000	249,774
	Bayerische Landesbank NY	4.716%	3/8/23	400,000	399,587
	Bayerische Landesbank NY	4.695%	3/10/23	80,000	79,897
	Bayerische Landesbank NY	4.685%	3/15/23	228,000	227,558
	Bayerische Landesbank NY	4.695%	3/17/23	380,000	379,164
	Bayerische Landesbank NY	4.767%	4/4/23	446,000	446,000
[3]	BNG Bank NV	4.465%–4.469%	4/3/23	675,000	672,036
[3]	BPCE SA	4.697%	3/8/23	71,900	71,825
[3]	CDP Financial Inc.	4.819%	3/16/23	50,000	49,896
[3]	CDP Financial Inc.	4.777%	4/4/23	50,000	49,771
	Cooperatieve Rabobank UA	4.776%	3/8/23	200,000	199,800
	Credit Agricole Corporate and Investment Bank	4.712%	3/15/23	500,000	499,022
	Credit Agricole Corporate and Investment Bank	4.932%	5/19/23	100,000	98,933
[3]	DBS Bank Ltd.	4.665%	3/6/23	200,000	199,845
[3]	DBS Bank Ltd.	4.666%	3/7/23	85,000	84,923
[3]	DBS Bank Ltd.	4.718%	3/8/23	50,000	49,948
[3]	DBS Bank Ltd.	4.561%	3/10/23	50,000	49,935
[3]	DBS Bank Ltd.	4.677%	3/13/23	115,000	114,806
[3]	DZ Bank AG Deutsche Zentral-Genossenschaftsbank	4.721%	3/27/23	150,000	149,471
	Landesbank Baden-Wuerttemberg	4.637%	3/6/23	529,000	528,592
	Landesbank Baden-Wuerttemberg	4.656%	3/10/23	250,000	249,678

Market Liquidity Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lloyds Bank plc	4.754%	3/1/23	150,000	149,980
	Lloyds Bank plc	4.745%	3/2/23	100,000	99,974
	Lloyds Bank plc	4.849%	4/27/23	100,000	99,230
	Lloyds Bank plc	5.004%	6/1/23	50,000	49,374
	Natixis SA	4.749%	3/1/23	300,000	299,961
[3]	Nederlandse Waterschapsbank NV	4.729%	4/11/23	300,000	298,356
[3]	Nederlandse Waterschapsbank NV	4.779%	4/12/23	100,000	99,439
[3]	Nederlandse Waterschapsbank NV	4.779%	4/13/23	100,000	99,425
	Santander UK plc	4.719%	3/6/23	225,000	224,826
	Santander UK plc	4.749%	3/13/23	275,000	274,538
	Swedbank AB	4.869%	4/28/23	100,000	99,208
	Swedbank AB	5.036%	6/7/23	250,000	246,623
	Toyota Motor Credit Corp.	4.719%	3/13/23	50,000	49,916
[3]	United Overseas Bank Ltd.	4.670%	3/3/23	250,000	249,903
Total Commercial Paper (Cost $9,688,609)					9,689,223
Repurchase Agreements (43.1%)
	Federal Reserve Bank of New York (Dated 2/28/23, Repurchase Value $36,450,606,000, collateralized by U.S. Treasury Note/Bond 0.125%–3.125%, 7/31/23–2/15/42, with a value of $36,450,606,000)	4.550%	3/1/23	36,446,000	36,446,000
	Royal Bank of Canada (Dated 2/27/23, Repurchase Value $507,464,000, collateralized by U.S. Treasury Note/Bond 0.750%–3.250%, 5/15/23–2/15/32, with a value of $513,163,000)	4.730%	5/4/23	503,101	503,101
Total Repurchase Agreements (Cost $36,949,101)					36,949,101
Taxable Municipal Bonds (0.0%)
[4,5]	Los Angeles CA Department of Water & Power Water Revenue TOB VRDO	4.770%	3/7/23	16,000	16,000
[4,5]	Massachusetts Transportation Fund Fuel Sales Tax Revenue TOB VRDO	4.770%	3/7/23	16,000	16,000
[4,5]	Seattle WA Municipal Light & Power Electric Power & Light Revenue TOB VRDO	4.770%	3/7/23	16,000	16,000
Total Taxable Municipal Bonds (Cost $48,000)					48,000
Time Deposits (10.0%)
	Australia & New Zealand Banking Group Ltd.	4.580%	3/1/23	250,000	250,000
	Bank of Montreal	4.570%	3/6/23	250,000	250,000
	BNP Paribas SA	4.550%	3/1/23	300,000	300,000
	Canadian Imperial Bank of Commerce	4.550%	3/1/23	300,000	300,000
	Canadian Imperial Bank of Commerce	4.560%	3/1/23	400,000	400,000
	Cooperatieve Rabobank UA	4.540%	3/1/23	750,000	750,000
	Credit Agricole Corporate And Investment Bank	4.550%	3/1/23	80,000	80,000
	Credit Agricole Corporate And Investment Bank	4.550%	3/1/23	240,000	240,000
	Credit Industriel ET Commercial SA	4.590%	3/1/23	500,000	500,000
	Credit Industriel ET Commercial SA	4.590%	3/2/23	250,000	250,000
	Credit Industriel ET Commercial SA	4.590%	3/7/23	500,000	500,000
	DNB Bank ASA	4.540%	3/1/23	565,879	565,879
	ING Bank NV	4.570%	3/1/23	250,000	250,000
	ING Bank NV	4.570%	3/2/23	250,000	250,000
	ING Bank NV	4.570%	3/3/23	257,000	257,000
	ING Bank NV	4.570%	3/6/23	400,000	400,000
	ING Bank NV	4.570%	3/7/23	513,000	513,000
	National Bank of Canada	4.560%	3/1/23	250,000	250,000
	Royal Bank of Canada	4.570%	3/1/23	250,000	250,000
	Svenska Handelsbanken	4.550%	3/1/23	500,000	500,000
	Toronto-Dominion Bank	4.570%	3/1/23	500,000	500,000
	Toronto-Dominion Bank	4.570%	3/2/23	500,000	500,000

Market Liquidity Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Toronto-Dominion Bank	4.570%	3/3/23	500,000	500,000
Total Time Deposits (Cost $8,555,879)					8,555,879
				Shares
Money Market Fund (0.0%)
[6]	Vanguard Municipal Cash Management Fund (Cost $2)	3.154%		13	1
Total Investments (102.5%) (Cost $87,967,556)					87,967,315
Other Assets and Liabilities—Net (-2.5%)					(2,174,456)
Net Assets (100%)					85,792,859
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
3	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors.“ At February 28, 2023, the aggregate value of these securities was $4,408,630,000, representing 5.1% of net assets.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2023, the aggregate value was $48,000,000, representing 0.1% of net assets.
5	Scheduled principal and interest payments are guaranteed by bank letter of credit.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3M—3-month.
SOFR—Secured Overnight Financing Rate.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

See accompanying Notes, which are an integral part of the Financial Statements.

Market Liquidity Fund
Statement of Assets and Liabilities
As of February 28, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $51,018,453)	51,018,213
Affiliated Issuers (Cost $2)	1
Repurchase Agreements (Cost $36,949,101)	36,949,101
Total Investments in Securities	87,967,315
Receivables for Accrued Income	29,290
Total Assets	87,996,605
Liabilities
Due to Custodian	1,809
Payables for Investment Securities Purchased	2,201,793
Payables to Vanguard	144
Total Liabilities	2,203,746
Net Assets	85,792,859
At February 28, 2023, net assets consisted of:

Paid-in Capital	85,792,548
Total Distributable Earnings (Loss)	311
Net Assets	85,792,859

Net Assets
Applicable to 857,991,774 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	85,792,859
Net Asset Value Per Share	$99.99

See accompanying Notes, which are an integral part of the Financial Statements.

Market Liquidity Fund
Statement of Operations

Six Months Ended February 28, 2023
($000)
Investment Income
Income
Interest[1]	1,489,185
Total Income	1,489,185
Expenses
The Vanguard Group—Note B
Management and Administrative	1,998
Total Expenses	1,998
Net Investment Income	1,487,187
Realized Net Gain (Loss) on Investment Securities Sold[1]	648
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	18,040
Net Increase (Decrease) in Net Assets Resulting from Operations	1,505,875
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $4,000, less than $1,000, and ($1,000), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Market Liquidity Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2023	Year Ended August 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,487,187	501,969
Realized Net Gain (Loss)	648	129
Change in Unrealized Appreciation (Depreciation)	18,040	(21,946)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,505,875	480,152
Distributions
Total Distributions	(1,487,412)	(504,353)
Capital Share Transactions
Issued	355,482,538	793,345,578
Issued in Lieu of Cash Distributions	1,487,373	504,099
Redeemed	(361,045,168)	(808,986,762)
Net Increase (Decrease) from Capital Share Transactions	(4,075,257)	(15,137,085)
Total Increase (Decrease)	(4,056,794)	(15,161,286)
Net Assets
Beginning of Period	89,849,653	105,010,939
End of Period	85,792,859	89,849,653

See accompanying Notes, which are an integral part of the Financial Statements.

Market Liquidity Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2023	Year Ended August 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$99.97	$100.00	$100.00	$100.01	$100.02	$100.02
Investment Operations
Net Investment Income	1.847	.580	.090	1.205	2.440	1.676
Net Realized and Unrealized Gain (Loss) on Investments	.020	(.028)	—	(.010)	(.010)	—
Total from Investment Operations	1.867	.552	.090	1.195	2.430	1.676
Distributions
Dividends from Net Investment Income	(1.847)	(.580)	(.090)	(1.205)	(2.440)	(1.676)
Distributions from Realized Capital Gains	(.000)[1]	(.002)	—	—	—	—
Total Distributions	(1.847)	(.582)	(.090)	(1.205)	(2.440)	(1.676)
Net Asset Value, End of Period	$99.99	$99.97	$100.00	$100.00	$100.01	$100.02
Total Return	1.88%	0.55%	0.09%	1.20%	2.46%	1.69%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$85,793	$89,850	$105,011	$93,626	$59,220	$54,936
Ratio of Total Expenses to Average Net Assets	0.005%	0.005%	0.005%	0.005%	0.005%	0.005%
Ratio of Net Investment Income to Average Net Assets	3.72%	0.53%	0.09%	1.09%	2.44%	1.68%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Distribution was less than $.001 per share.

See accompanying Notes, which are an integral part of the Financial Statements.

Market Liquidity Fund
Notes to Financial Statements
Vanguard Market Liquidity Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund has been established by Vanguard as a cash management vehicle solely available for investment by the Vanguard funds and certain trusts and accounts managed by Vanguard or its affiliates.
The fund invests in repurchase agreements and short-term debt instruments of companies primarily operating in specific industries, particularly financial services; the issuers’ abilities to meet their obligations may be affected by economic developments in such industries. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

Market Liquidity Fund
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a services agreement, Vanguard provides to the fund investment advisory, administrative and shareholder services and pays for all other operating expenses (except taxes) for a fee calculated at an annual percentage rate of the average net assets of the fund. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard. All expenses payable to Vanguard are generally settled twice a month.
C.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Market Liquidity Fund
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The fund’s investment in Vanguard Municipal Cash Management Fund is valued based on Level 1 inputs. All of the fund’s other investments were valued based on Level 2 inputs.
D.	As of February 28, 2023, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	87,967,556
Gross Unrealized Appreciation	2,460
Gross Unrealized Depreciation	(2,701)
Net Unrealized Appreciation (Depreciation)	(241)
E.	Capital shares issued and redeemed were:

	Six Months Ended February 28, 2023	Year Ended August 31, 2022
	Shares (000)	Shares (000)
Issued	3,555,376	7,934,532
Issued in Lieu of Cash Distributions	14,876	5,042
Redeemed	(3,611,034)	(8,090,943)
Net Increase (Decrease) in Shares Outstanding	(40,782)	(151,369)
F.	Management has determined that no events or transactions occurred subsequent to February 28, 2023, that would require recognition or disclosure in these financial statements.

Municipal Cash Management Fund
Fund Allocation (% of investments)
As of February 28, 2023
New York	16.5%
Texas	15.3
Florida	5.6
Pennsylvania	5.5
Illinois	5.1
Tennessee	4.0
District of Columbia	3.4
California	3.3
Missouri	2.8
Maryland	2.5
Connecticut	2.5
New Hampshire	2.5
Mississippi	2.3
Ohio	2.1
Alaska	2.0
Colorado	1.9
Washington	1.9
Louisiana	1.8
Virginia	1.6
North Carolina	1.6
Multiple States	1.4
Nevada	1.3
Massachusetts	1.3
Wisconsin	1.3
Utah	1.1
Minnesota	1.0
Michigan	1.0
Other	7.4

Municipal Cash Management Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2023
The fund publishes its holdings on a monthly basis on Vanguard’s website and files them with the Securities and Exchange Commission (SEC) on Form N-MFP. The fund’s Form N-MFP filings may be viewed via a link on the “Portfolio Holdings” page at www.vanguard.com or on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (99.6%)
Alaska (2.0%)
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue VRDO	3.400%	3/7/23	70,910	70,910
Arizona (0.5%)
[1]	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	2.450%	3/1/23	17,320	17,320
California (3.3%)
[1,2]	Berryessa CA Union School District GO TOB VRDO	3.450%	3/7/23	5,960	5,960
[1,2]	California Educational Facilities Authority College & University Revenue TOB VRDO	3.450%	3/7/23	8,000	8,000
[1,2]	California GO TOB VRDO	3.450%	3/7/23	1,175	1,175
[1,2]	Los Angeles CA Harbor Department Port, Airport & Marina Revenue TOB VRDO	3.450%	3/7/23	1,875	1,875
[1,2]	Nuveen California AMT-Free Quality Municipal Income Fund VRDO VRDP	3.450%	3/2/23	66,500	66,500
[1,2]	Nuveen California AMT-Free Quality Municipal Income Fund VRDO VRDP	3.450%	3/2/23	8,000	8,000
[1,2]	Nuveen California AMT-Free Quality Municipal Income Fund VRDO VRDP	3.460%	3/2/23	17,000	17,000
[1,2]	University of California College & University Revenue TOB VRDO	3.450%	3/7/23	3,000	3,000
[1,2,3]	Westminster CA School District GO TOB VRDO	3.450%	3/7/23	4,351	4,351
					115,861
Colorado (1.9%)
[1,2]	Board of Governors of Colorado State University System College & University Revenue TOB VRDO	3.450%	3/7/23	8,100	8,100
[1,2]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.550%	3/1/23	12,990	12,990
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	2.400%	3/1/23	13,600	13,600
[1]	Colorado Health Facilities Authority Hospital Health, Hospital, Nursing Home Revenue VRDO	2.450%	3/1/23	15,225	15,225
	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue VRDO	3.300%	3/7/23	3,785	3,785
	Colorado Springs CO Utilities System Multiple Utility Revenue VRDO	3.330%	3/7/23	4,430	4,430
	Denver CO City & County COP VRDO	2.500%	3/1/23	8,100	8,100
					66,230

Municipal Cash Management Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Connecticut (2.5%)
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	3.360%	3/7/23	24,720	24,720
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	3.400%	3/7/23	35,000	35,000
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	3.400%	3/7/23	6,525	6,525
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	3.420%	3/7/23	22,055	22,055
					88,300
District of Columbia (3.4%)
[1]	District of Columbia Health, Hospital, Nursing Home Revenue VRDO	2.450%	3/1/23	24,800	24,800
[1]	District of Columbia Health, Hospital, Nursing Home Revenue VRDO	3.420%	3/7/23	4,570	4,570
[1]	District of Columbia Miscellaneous Revenue VRDO	3.420%	3/7/23	75,520	75,520
[1,2,4]	District of Columbia Water & Sewer Authority Public Utility Water Revenue TOB VRDO	3.450%	3/7/23	1,310	1,310
[1,2,4]	District of Columbia Water & Sewer Authority Water Revenue VRDO	3.440%	3/7/23	12,400	12,400
					118,600
Florida (5.6%)
[1,2]	Escambia County FL Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.950%	3/1/23	20,000	20,000
[1,2]	Florida Board of Education Public Education Capital Outlay GO TOB VRDO	2.750%	3/1/23	10,805	10,805
[1,2]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue TOB VRDO	2.950%	3/1/23	20,325	20,325
[1]	Gainesville FL Utilities System Multiple Utility Revenue VRDO	2.620%	3/1/23	39,565	39,565
[1,2]	Greater Orlando Aviation Authority Florida Airport Facilities Port, Airport & Marina Revenue TOB VRDO	3.500%	3/7/23	5,000	5,000
[1,2]	Miami-Dade County FL Transit Sales Tax Revenue TOB VRDO	3.450%	3/7/23	7,600	7,600
[1,2]	Orange County FL School Board COP TOB VRDO	3.480%	3/7/23	7,500	7,500
[1,2]	Volusia County FL Hospital Revenue TOB VRDO	2.550%	3/1/23	69,490	69,490
[1,2]	Volusia County FL Hospital Revenue TOB VRDO	2.550%	3/1/23	13,670	13,670
					193,955
Georgia (0.8%)
[1,2,4]	DeKalb County GA Water & Sewer Water Revenue TOB VRDO	3.450%	3/7/23	5,500	5,500
[1]	Georgia Municipal Electric Authority Electric Power & Light Revenue (Various Projects 1) VRDO	3.500%	3/7/23	22,770	22,770
					28,270
Hawaii (0.2%)
[1]	Hawaii Housing Finance and Development Corp. Local or Guaranteed Housing Revenue VRDO	3.420%	3/7/23	7,450	7,450
Illinois (5.1%)
[1]	Aurora IL College & University Revenue VRDO	3.430%	3/7/23	5,000	5,000
[1,2]	Chicago IL O'Hare International Airport Port, Airport & Marina Revenue TOB VRDO	3.450%	3/7/23	3,250	3,250
[1]	Illinois Development Finance Authority Miscellaneous Revenue (Lyric Opera of Chicago Project) VRDO	3.400%	3/7/23	27,200	27,200
[1]	Illinois Finance Authority College & University Revenue VRDO	2.640%	3/1/23	18,060	18,060
	Illinois Finance Authority College & University Revenue VRDO	3.120%	3/7/23	10,375	10,375
	Illinois Finance Authority College & University Revenue VRDO	3.420%	3/7/23	42,181	42,181
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	2.450%	3/1/23	2,000	2,000

Municipal Cash Management Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	2.650%	3/1/23	19,550	19,550
[1]	Illinois Finance Authority Recreational Revenue (Chicago Horticulture Project) VRDO	3.400%	3/7/23	15,700	15,700
[1,2]	Illinois Finance Authority Revenue TOB VRDO	2.550%	3/1/23	13,100	13,100
[1]	Illinois Finance Authority Revenue VRDO	2.650%	3/1/23	10,490	10,490
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue VRDO	3.450%	3/7/23	9,865	9,865
					176,771
Indiana (0.5%)
[1]	Indiana Finance Authority Industrial Revenue VRDO	3.580%	3/7/23	8,340	8,340
[1]	Indiana Municipal Power Agency Electric Power & Light Revenue VRDO	2.620%	3/1/23	7,930	7,930
					16,270
Iowa (0.6%)
[1]	Iowa Finance Authority Health, Hospital, Nursing Home Revenue VRDO	2.500%	3/1/23	7,125	7,125
	Iowa Finance Authority Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program) VRDO	3.420%	3/7/23	4,500	4,500
	Iowa Finance Authority Local or Guaranteed Housing Revenue VRDO	2.620%	3/1/23	10,000	10,000
					21,625
Kansas (0.7%)
[1]	Kansas Development Finance Authority Health, Hospital, Nursing Home Revenue VRDO	2.470%	3/1/23	12,540	12,540
[1]	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	2.650%	3/1/23	10,100	10,100
					22,640
Kentucky (0.3%)
[1]	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue VRDO	2.450%	3/1/23	8,685	8,685
Louisiana (1.8%)
	East Baton Rouge Parish Industrial Development Board Inc. Industrial Revenue (ExxonMobil Project) VRDO	2.600%	3/1/23	22,450	22,450
	East Baton Rouge Parish Industrial Development Board Inc. Industrial Revenue (ExxonMobil Project) VRDO	2.600%	3/1/23	23,230	23,230
[1,2]	Louisiana Public Facilities Authority Revenue TOB VRDO	2.950%	3/1/23	17,655	17,655
					63,335
Maryland (2.5%)
	Maryland Health & Higher Educational Facilities Authority College & University Revenue VRDO	3.120%	3/7/23	10,200	10,200
[1,2]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.950%	3/1/23	11,695	11,695
	Montgomery County MD GO VRDO	2.400%	3/1/23	45,295	45,295
	Washington Suburban Sanitary Commission Water Revenue BAN VRDO	3.320%	3/7/23	2,700	2,700
	Washington Suburban Sanitary Commission Water Revenue BAN VRDO	3.450%	3/7/23	17,365	17,365
					87,255
Massachusetts (1.3%)
[1,2,4,5]	Massachusetts Bay Transportation Authority Sales Tax Revenue VRDO	3.440%	3/7/23	9,900	9,900
[1,2]	Massachusetts GO TOB VRDO	3.430%	3/7/23	6,000	6,000
[1]	Massachusetts Health & Educational Facilities Authority College & University Revenue VRDO	3.430%	3/7/23	1,425	1,425

Municipal Cash Management Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Health & Educational Facilities Authority Recreational Revenue VRDO	2.610%	3/1/23	8,700	8,700
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.390%	3/7/23	6,660	6,660
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.390%	3/7/23	5,000	5,000
	Massachusetts Water Resources Authority Water Revenue VRDO	3.380%	3/7/23	7,500	7,500
					45,185
Michigan (0.9%)
[1]	Green Lake Township Economic Development Corp. Miscellaneous Revenue (Interlochen Center Project) VRDO	2.450%	3/1/23	17,600	17,600
	Michigan University College & University Revenue CP	3.050%	4/5/23	15,250	15,250
					32,850
Minnesota (1.0%)
	Hennepin County MN GO VRDO	3.440%	3/7/23	28,045	28,045
[1]	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue VRDO	2.450%	3/1/23	2,500	2,500
[1]	Minneapolis MN/St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue VRDO	2.480%	3/1/23	3,800	3,800
					34,345
Mississippi (2.2%)
	Mississippi Business Finance Corp. Industrial Revenue (Chevron USA Inc. Project) VRDO	2.550%	3/1/23	1,200	1,200
	Mississippi Business Finance Corp. Industrial Revenue (Chevron USA Inc. Project) VRDO	2.600%	3/1/23	35,600	35,600
	Mississippi Business Finance Corp. Industrial Revenue (Chevron USA Inc. Project) VRDO	2.600%	3/1/23	29,705	29,705
[1,2]	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.950%	3/1/23	11,820	11,820
					78,325
Missouri (2.8%)
	Missouri Development Finance Board Miscellaneous Revenue VRDO	2.620%	3/1/23	51,155	51,155
	Missouri Health & Educational Facilities Authority College & University Revenue VRDO	2.450%	3/1/23	4,200	4,200
[1]	Missouri Health & Educational Facilities Authority College & University Revenue VRDO	2.620%	3/1/23	12,290	12,290
	Missouri Health & Educational Facilities Authority College & University Revenue VRDO	2.620%	3/1/23	26,465	26,465
[1,2]	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.450%	3/7/23	4,695	4,695
					98,805
Multiple States (1.4%)
[1,2,6]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue VRDO	3.440%	3/7/23	8,570	8,570
[1,2]	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	3.480%	3/2/23	28,300	28,300
[1,2]	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	3.480%	3/2/23	3,000	3,000
[1,2]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	3.470%	3/2/23	10,000	10,000
					49,870
Nebraska (0.9%)
[1,2]	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue VRDO	2.550%	3/1/23	9,465	9,465
[1,2]	Omaha Public Power District Electric Power & Light Revenue TOB VRDO	3.450%	3/7/23	4,490	4,490

Municipal Cash Management Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	Omaha Public Power District Electric Power & Light Revenue TOB VRDO	2.550%	3/1/23	7,500	7,500
[1,2]	Omaha Public Power District Electric Power & Light Revenue TOB VRDO	2.570%	3/1/23	9,260	9,260
					30,715
Nevada (1.3%)
[1]	Clark County NV Economic Development Revenue (Opportunity Village Foundation Project) VRDO	3.490%	3/7/23	12,100	12,100
[1,2]	Clark County NV GO TOB VRDO	2.750%	3/1/23	14,065	14,065
[1,2]	Las Vegas NV Convention & Visitors Authority GO TOB VRDO	3.450%	3/7/23	1,400	1,400
[1,2]	Las Vegas Valley Water District Nevada GO TOB VRDO	3.450%	3/7/23	16,440	16,440
					44,005
New Hampshire (2.5%)
	New Hampshire Health and Education Facilities Authority Act College & University Revenue VRDO	2.500%	3/1/23	14,225	14,225
	New Hampshire Health and Education Facilities Authority Act College & University Revenue VRDO	2.600%	3/1/23	7,800	7,800
	New Hampshire Health and Education Facilities Authority Act College & University Revenue VRDO	2.600%	3/1/23	8,720	8,720
	New Hampshire Health and Education Facilities Authority Act College & University Revenue VRDO	2.600%	3/1/23	1,000	1,000
	New Hampshire Health and Education Facilities Authority Act College & University Revenue VRDO	2.610%	3/1/23	55,460	55,460
					87,205
New Jersey (0.4%)
[1]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	2.900%	3/7/23	9,300	9,300
[1,2]	New Jersey Housing & Mortgage Finance Agency Housing Local or Guaranteed Housing Revenue TOB VRDO	3.450%	3/7/23	4,175	4,175
[1,2]	Union County NJ Improvement Authority Lease Revenue TOB VRDO	3.460%	3/7/23	1,600	1,600
					15,075
New York (16.4%)
[1]	Geneva Industrial Development Agency College & University Revenue VRDO	3.440%	3/7/23	1,925	1,925
[1]	Metropolitan Transportation Authority VRDO	2.450%	3/1/23	10,700	10,700
[1]	Metropolitan Transportation Authority VRDO	2.600%	3/1/23	37,500	37,500
[1]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	3.350%	3/7/23	70,200	70,200
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	3.430%	3/7/23	15,000	15,000
[1,2]	New York City Municipal Water Finance Authority Water & Sewer System Water Revenue TOB VRDO	2.680%	3/1/23	29,930	29,930
[1,2]	New York City Municipal Water Finance Authority Water & Sewer System Water Revenue TOB VRDO	3.450%	3/7/23	7,700	7,700
	New York City Municipal Water Finance Authority Water & Sewer System Water Revenue VRDO	2.550%	3/1/23	7,500	7,500
	New York City Municipal Water Finance Authority Water & Sewer System Water Revenue VRDO	2.550%	3/1/23	11,800	11,800
[1,2]	New York City Transitional Finance Authority Building Aid Appropriations Revenue TOB VRDO	3.450%	3/7/23	3,490	3,490
[1,2]	New York City Transitional Finance Authority Building Aid Appropriations Revenue TOB VRDO	3.450%	3/7/23	2,300	2,300
[1,2]	New York City Transitional Finance Authority Future Tax Income Tax Revenue TOB VRDO	3.450%	3/7/23	12,895	12,895

Municipal Cash Management Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	2.550%	3/1/23	60,905	60,905
	New York Mortgage Agency Local or Guaranteed Housing Revenue VRDO	3.450%	3/7/23	20,000	20,000
[1,2]	New York NY GO TOB VRDO	2.680%	3/1/23	10,500	10,500
[1,2]	New York NY GO TOB VRDO	3.440%	3/7/23	8,000	8,000
[1]	New York NY GO VRDO	2.450%	3/1/23	2,430	2,430
	New York NY GO VRDO	2.450%	3/1/23	2,000	2,000
[1]	New York NY GO VRDO	2.450%	3/1/23	9,600	9,600
[1]	New York NY GO VRDO	2.450%	3/1/23	2,330	2,330
	New York NY GO VRDO	2.450%	3/1/23	6,600	6,600
	New York NY GO VRDO	2.550%	3/1/23	6,900	6,900
	New York NY GO VRDO	2.660%	3/1/23	18,700	18,700
	New York NY GO VRDO	2.690%	3/1/23	54,625	54,625
[1]	New York NY GO VRDO	2.700%	3/1/23	3,575	3,575
[1,2]	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	3.450%	3/7/23	18,120	18,120
[1,2]	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	3.450%	3/7/23	7,500	7,500
[1,2]	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	3.450%	3/7/23	10,300	10,300
[1,2]	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	3.450%	3/7/23	11,250	11,250
[1,2]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	3.440%	3/7/23	10,875	10,875
[1,2]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	3.450%	3/7/23	5,595	5,595
[1,2]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	3.460%	3/2/23	18,100	18,100
[1,2]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	3.470%	3/2/23	45,300	45,300
[1,2]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	3.470%	3/2/23	16,700	16,700
[1,2]	Triborough Bridge & Tunnel Authority Highway Revenue TOB VRDO	3.450%	3/7/23	12,235	12,235
					573,080
North Carolina (1.6%)
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	2.450%	3/1/23	9,690	9,690
[1,4]	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	2.500%	3/1/23	4,910	4,910
[1]	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	2.580%	3/1/23	16,635	16,635
[1,2]	Forsyth County NC GO TOB VRDO	2.800%	3/1/23	6,810	6,810
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue VRDO	2.630%	3/1/23	13,300	13,300
	University of North Carolina at Chapel Hill Health, Hospital, Nursing Home Revenue VRDO	2.500%	3/1/23	2,615	2,615
					53,960
Ohio (2.1%)
	Cleveland-Cuyahoga County Port Authority Recreational Revenue (Museum of Art Project) VRDO	3.420%	3/7/23	11,700	11,700
	Cleveland-Cuyahoga County Port Authority Recreational Revenue (Museum of Art Project) VRDO	3.450%	3/7/23	4,150	4,150
	Ohio GO VRDO	3.400%	3/7/23	4,715	4,715
	Ohio GO VRDO	3.450%	3/7/23	2,750	2,750
	Ohio Health, Hospital, Nursing Home Revenue VRDO	2.650%	3/1/23	10,950	10,950

Municipal Cash Management Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue VRDO	2.600%	3/1/23	3,000	3,000
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue VRDO	2.700%	3/1/23	12,600	12,600
	Ohio State University College & University Revenue VRDO	3.350%	3/7/23	4,900	4,900
	Ohio State University College & University Revenue VRDO	3.400%	3/7/23	18,175	18,175
					72,940
Oklahoma (0.2%)
[1,2]	Oklahoma State Development Financing Authority Health System Health, Hospital, Nursing Home Revenue TOB VRDO	3.450%	3/7/23	6,270	6,270
Oregon (0.8%)
	Oregon GO VRDO	2.620%	3/1/23	9,585	9,585
	Oregon GO VRDO	2.620%	3/1/23	4,865	4,865
	Oregon GO VRDO	2.620%	3/1/23	3,400	3,400
[1]	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	2.500%	3/1/23	9,100	9,100
					26,950
Pennsylvania (5.5%)
	Allegheny County Higher Education Building Authority College & University Revenue VRDO	2.650%	3/1/23	15,270	15,270
	Butler County General Authority Miscellaneous Revenue VRDO	3.430%	3/7/23	5,795	5,795
[1]	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	3.440%	3/7/23	11,780	11,780
[1]	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	3.440%	3/7/23	9,320	9,320
[1]	Lancaster IDA Health, Hospital, Nursing Home Revenue VRDO	3.450%	3/7/23	8,240	8,240
[1]	Lancaster IDA Health, Hospital, Nursing Home Revenue VRDO	3.450%	3/7/23	3,340	3,340
[1]	Pennsylvania Economic Development Financing Authority Private Schools Revenue VRDO	3.460%	3/7/23	800	800
[1,2]	Pennsylvania GO TOB VRDO	3.450%	3/7/23	16,085	16,085
[1,2]	Pennsylvania GO TOB VRDO	3.450%	3/7/23	3,335	3,335
[1,2]	Pennsylvania Higher Educational Facilities Authority College & University Revenue TOB VRDO	3.450%	3/7/23	6,665	6,665
[1]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.420%	3/7/23	4,900	4,900
[1,2]	Pennsylvania State Turnpike Commission Turnpike Highway Revenue TOB VRDO	3.450%	3/7/23	1,835	1,835
[1]	Pennsylvania Turnpike Commission Highway Revenue VRDO	3.400%	3/2/23	9,650	9,650
[1]	Pennsylvania Turnpike Commission Highway Revenue VRDO	3.400%	3/7/23	10,380	10,380
[1,2,4]	Pennsylvania Turnpike Commission Miscellaneous Revenue TOB VRDO	2.550%	3/1/23	11,600	11,600
[1,2,4]	Pennsylvania Turnpike Commission Miscellaneous Revenue TOB VRDO	2.550%	3/1/23	44,685	44,685
[1,2]	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue TOB VRDO	2.550%	3/1/23	5,400	5,400
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue VRDO	2.630%	3/1/23	800	800
	Washington County Authority College & University Revenue VRDO	3.330%	3/2/23	22,700	22,700
					192,580
Rhode Island (0.3%)
	Rhode Island Health and Educational Building Corp. College & University Revenue VRDO	3.400%	3/7/23	9,245	9,245

Municipal Cash Management Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
South Carolina (0.4%)
[1]	Columbia SC Waterworks & Sewer System Water Revenue VRDO	3.420%	3/7/23	12,130	12,130
[1,2]	McLeod Health Obligated Group Health, Hospital, Nursing Home Revenue TOB VRDO	3.450%	3/7/23	3,000	3,000
					15,130
South Dakota (0.5%)
[1]	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue VRDO	3.450%	3/7/23	16,000	16,000
Tennessee (4.0%)
[1]	Clarksville Public Building Authority Miscellaneous Revenue VRDO	2.700%	3/1/23	1,815	1,815
[1]	Clarksville Public Building Authority Miscellaneous Revenue VRDO	2.700%	3/1/23	7,885	7,885
[1]	Clarksville Public Building Authority Miscellaneous Revenue VRDO	2.720%	3/1/23	16,695	16,695
[1]	Montgomery County Public Building Authority Miscellaneous Revenue VRDO	2.700%	3/1/23	3,510	3,510
[1]	Montgomery County Public Building Authority Miscellaneous Revenue VRDO	2.710%	3/1/23	13,585	13,585
	Sevier County TN Public Building Authority Intergovernmental Agreement Revenue VRDO	2.630%	3/1/23	20,000	20,000
	Sevier County TN Public Building Authority Intergovernmental Agreement Revenue VRDO	2.630%	3/1/23	69,000	69,000
[1,2]	Tennessee Housing Development Agency Residential Finance Program Local or Guaranteed Housing Revenue TOB VRDO	3.450%	3/7/23	2,600	2,600
[1,2]	Tennessee Housing Development Agency Residential Finance Program Local or Guaranteed Housing Revenue TOB VRDO	3.450%	3/7/23	4,570	4,570
					139,660
Texas (15.3%)
	Board of Regents of the University of Texas System College & University Revenue VRDO	3.350%	3/7/23	50,000	50,000
	Board of Regents of the University of Texas System Revenue CP	2.450%	3/1/23	13,500	13,500
	Board of Regents of the University of Texas System Revenue CP	2.630%	5/9/23	25,000	24,971
	Gulf Coast IDA Industrial Revenue (Exxon Mobil Project) VRDO	2.450%	3/1/23	29,340	29,340
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	2.400%	3/1/23	18,750	18,750
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	2.500%	3/1/23	18,150	18,150
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	3.350%	3/7/23	33,670	33,670
[1,2]	Harris County Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue TOB VRDO	2.550%	3/1/23	31,500	31,500
	Harris County Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue VRDO	2.500%	3/1/23	69,365	69,365
	Harris County Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue VRDO	2.500%	3/1/23	11,915	11,915
[1,2]	Harris County Health, Hospital, Nursing Home Revenue TOB VRDO	3.450%	3/7/23	16,100	16,100
[1]	Harris County Hospital District Health, Hospital, Nursing Home Revenue VRDO	3.440%	3/7/23	3,115	3,115
	Permanent University Fund - University of Texas System College & University Revenue VRDO	3.350%	3/7/23	30,000	30,000
[1,2]	San Antonio Water System Water Revenue TOB VRDO	2.550%	3/1/23	11,750	11,750

Municipal Cash Management Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB VRDO	3.450%	3/7/23	13,200	13,200
[1,2]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB VRDO	3.450%	3/7/23	5,365	5,365
[1]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	2.500%	3/1/23	12,700	12,700
[1]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	3.520%	3/7/23	3,100	3,100
	Texas GO VRDO	3.400%	3/7/23	43,565	43,565
	Texas GO VRDO	3.550%	3/7/23	54,840	54,840
	Texas GO VRDO	3.560%	3/7/23	18,975	18,975
[1]	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue VRDO	3.420%	3/7/23	19,100	19,100
					532,971
Utah (1.1%)
	Murray UT Health, Hospital, Nursing Home Revenue VRDO	2.400%	3/1/23	3,650	3,650
	Murray UT Health, Hospital, Nursing Home Revenue VRDO	2.550%	3/1/23	18,285	18,285
	Murray UT Revenue VRDO	2.450%	3/1/23	17,400	17,400
					39,335
Virginia (1.6%)
	Albermarle County Economic Development Authority Health, Hospital, Nursing Home Revenue VRDO	2.500%	3/1/23	3,045	3,045
	Fairfax County Economic Development Authority Revenue VRDO	3.400%	3/7/23	1,210	1,210
[1,2]	Hampton Roads Transportation Accountability Commission Sales Tax Revenue TOB VRDO	3.450%	3/7/23	5,000	5,000
	Loudoun County Economic Development Authority Health, Hospital, Nursing Home Revenue VRDO	3.500%	3/7/23	5,100	5,100
	Loudoun County Economic Development Authority Industrial Revenue VRDO	3.500%	3/7/23	1,300	1,300
	Loudoun County Economic Development Authority Miscellaneous Revenue VRDO	3.400%	3/7/23	22,350	22,350
[1]	Lynchburg Economic Development Authority Health, Hospital, Nursing Home Revenue VRDO	2.600%	3/1/23	1,250	1,250
	Virginia College Building Authority College & University Revenue (Richmond University Project) VRDO	2.620%	3/1/23	15,750	15,750
					55,005
Washington (1.9%)
[1,2]	Central Puget Sound Regional Transit Authority Sales Tax Revenue VRDO	3.430%	3/7/23	6,095	6,095
	King County WA GO VRDO	2.400%	3/1/23	27,800	27,800
	King County WA GO VRDO	3.450%	3/7/23	2,865	2,865
[1,2]	Washington GO TOB VRDO	3.250%	3/7/23	9,400	9,400
[1]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue VRDO	3.410%	3/7/23	15,000	15,000
[1]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue VRDO	3.410%	3/7/23	6,160	6,160
					67,320
West Virginia (0.3%)
[1]	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue VRDO	3.450%	3/7/23	11,085	11,085
Wisconsin (1.2%)
[1]	Public Finance Authority Health, Hospital, Nursing Home Revenue VRDO	2.600%	3/1/23	3,000	3,000
[1,2]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.450%	3/7/23	3,795	3,795

Municipal Cash Management Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue VRDO	3.420%	3/7/23	3,050	3,050
Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue VRDO	3.420%	3/7/23	2,130	2,130
Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue VRDO	3.420%	3/7/23	19,500	19,500
Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue VRDO	3.420%	3/7/23	11,830	11,830
				43,305
Total Tax-Exempt Municipal Bonds (Cost $3,474,722)				3,474,693
Total Investments (99.6%) (Cost $3,474,722)				3,474,693
Other Assets and Liabilities—Net (0.4%)				12,529
Net Assets (100%)				3,487,222
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by bank letter of credit.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2023, the aggregate value was $952,781,000, representing 27.3% of net assets.
3	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
4	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
5	Scheduled principal and interest payments are guaranteed by Municipal Bond Insurance Association.
6	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Cash Management Fund
Statement of Assets and Liabilities
As of February 28, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $3,474,722)	3,474,693
Receivables for Investment Securities Sold	6,657
Receivables for Accrued Income	12,088
Total Assets	3,493,438
Liabilities
Due to Custodian	6,204
Payables to Vanguard	12
Total Liabilities	6,216
Net Assets	3,487,222
At February 28, 2023, net assets consisted of:

Paid-in Capital	3,487,262
Total Distributable Earnings (Loss)	(40)
Net Assets	3,487,222

Net Assets
Applicable to 34,867,772 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,487,222
Net Asset Value Per Share	$100.01

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Cash Management Fund
Statement of Operations

Six Months Ended February 28, 2023
($000)
Investment Income
Income
Interest	39,805
Total Income	39,805
Expenses
The Vanguard Group—Note B
Management and Administrative	179
Custodian Fees	75
Total Expenses	254
Expenses Paid Indirectly	(75)
Net Expenses	179
Net Investment Income	39,626
Realized Net Gain (Loss) on Investment Securities Sold	17
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(13)
Net Increase (Decrease) in Net Assets Resulting from Operations	39,630

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Cash Management Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2023	Year Ended August 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	39,626	17,699
Realized Net Gain (Loss)	17	(11)
Change in Unrealized Appreciation (Depreciation)	(13)	(54)
Net Increase (Decrease) in Net Assets Resulting from Operations	39,630	17,634
Distributions
Total Distributions	(39,624)	(17,958)
Capital Share Transactions
Issued	8,960,602	16,314,831
Issued in Lieu of Cash Distributions	39,624	17,958
Redeemed	(10,304,180)	(18,194,747)
Net Increase (Decrease) from Capital Share Transactions	(1,303,954)	(1,861,958)
Total Increase (Decrease)	(1,303,948)	(1,862,282)
Net Assets
Beginning of Period	4,791,170	6,653,452
End of Period	3,487,222	4,791,170

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Cash Management Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2023	Year Ended August 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$100.01	$100.02	$100.02	$100.01	$100.01	$100.01
Investment Operations
Net Investment Income	1.128	.396	.057	.933	1.569	1.190
Net Realized and Unrealized Gain (Loss) on Investments	—	(.005)	—	.010	—	—
Total from Investment Operations	1.128	.391	.057	.943	1.569	1.190
Distributions
Dividends from Net Investment Income	(1.128)	(.396)	(.057)	(.933)	(1.569)	(1.190)
Distributions from Realized Capital Gains	—	(.005)	—	—	—	—
Total Distributions	(1.128)	(.401)	(.057)	(.933)	(1.569)	(1.190)
Net Asset Value, End of Period	$100.01	$100.01	$100.02	$100.02	$100.01	$100.01
Total Return	1.13%	0.39%	0.06%	0.95%	1.58%	1.20%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,487	$4,791	$6,653	$4,701	$3,289	$1,935
Ratio of Total Expenses to Average Net Assets	0.01%[1]	0.01%[1]	0.01%	0.01%	0.01%	0.01%
Ratio of Net Investment Income to Average Net Assets	2.22%	0.35%	0.05%	0.84%	1.57%	1.18%
The expense ratio and net investment income ratio for the current period have been annualized.
1	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.01%.

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Cash Management Fund
Notes to Financial Statements
Vanguard Municipal Cash Management Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund has been established by Vanguard as a cash management vehicle solely available for investment by the Vanguard funds and certain trusts and accounts managed by Vanguard or its affiliates.
The fund invests in a variety of high-quality short-term municipal securities; the issuers' abilities to meet their obligations may be affected by economic and political developments in a specific state or region. Many municipalities insure repayment of their bonds. The insurance does not guarantee the market value of the municipal bonds. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of

Municipal Cash Management Fund
trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a services agreement, Vanguard provides to the fund investment advisory, administrative and shareholder services and pays for all other operating expenses (except taxes) for a fee calculated at an annual percentage rate of the average net assets of the fund. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard. All expenses payable to Vanguard are generally settled twice a month.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended February 28, 2023, custodian fee offset arrangements reduced the fund’s expenses by $75,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

Municipal Cash Management Fund
At February 28, 2023, 100% of the market value of the fund’s investments was determined based on Level 2 inputs.
E.	As of February 28, 2023, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	3,474,722
Gross Unrealized Appreciation	—
Gross Unrealized Depreciation	(29)
Net Unrealized Appreciation (Depreciation)	(29)
F.	The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2023, such purchases were $698,475,000 and sales were $600,555,000, resulting in net realized gain (loss) of $0.
G.	Capital shares issued and redeemed were:

	Six Months Ended February 28, 2023	Year Ended August 31, 2022
	Shares (000)	Shares (000)
Issued	89,597	163,124
Issued in Lieu of Cash Distributions	396	180
Redeemed	(103,031)	(181,919)
Net Increase (Decrease) in Shares Outstanding	(13,038)	(18,615)
H.	Management has determined that no events or transactions occurred subsequent to February 28, 2023, that would require recognition or disclosure in these financial statements.

© 2023 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
CMT2 042023

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(b)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CMT FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: April 20, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CMT FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: April 20, 2023

VANGUARD CMT FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: April 20, 2023

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on March 29, 2023 (see File Number 2-11444), Incorporated by Reference.